Note 7 - Property and Equipment	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
7.	PROPERTY AND EQUIPMENT

Property and equipment as of
March 31, 2016
and
2017
consisted of the following:

	Thousands of Yen
	2016	2017
Data communications equipment	¥14,355,365	¥15,013,565
Office and other equipment	2,065,039	2,875,548
Land	537,889	537,889
Buildings	1,663,326	1,663,326
Leasehold improvements	3,904,189	4,061,909
Capitalized software	28,815,164	33,335,560
Assets under capital leases, primarily data communications equipment	28,328,721	32,854,630
Total	79,669,693	90,342,427
Less accumulated depreciation and amortization	(45,345,543)	(50,566,983)

Property and equipment—net	¥34,324,150	¥39,775,444

Depreciation and amortization expenses for property and equipment amounted to
¥9,280,309
thousand,
¥9,533,541
thousand and
¥10,513,162
thousand for the years ended
March 31, 2015,
2016
and
2017,
respectively.

The Company recorded net losses on sales or disposal of property and equipment of
¥71,456
thousand,
¥27,950
thousand and
¥139,162
thousand for the years ended
March 31, 2015,
2016
and
2017,
respectively, in “General and administrative” expenses in the Company’s consolidated statements of income.

The accumulated amortization for capitalized software was
¥18,076,113
thousand and
¥20,882,937
thousand for the years ended
March 31, 2016
and
2017,
respectively. The amortization expenses for capitalized software amounted to
¥2,592,445
thousand and
¥2,894,740
thousand for the years ended
March 31, 2016
and
2017,
respectively. The weighted-average amortization period for capitalized software is approximately
5.3
years. The estimated aggregate amortization expense of capitalized software for each of the next five
years is as follows:

Year Ending March 31	Thousands of Yen
2018	¥3,340,538
2019	2,935,104
2020	2,355,085
2021	1,747,958
2022	1,233,874